Segments and Geographical Information - Geographical Segment Report (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 4,815	$ 4,358	$ 4,194
Property, plant and equipment	1,048	1,070	1,063
China [Member]
Segment Reporting Information [Line Items]
Revenue	2,047	1,699	1,514
Property, plant and equipment	115	131	120
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	146	94	123
Property, plant and equipment	180	180	187
Taiwan [Member]
Segment Reporting Information [Line Items]
Revenue	98	112	80
Property, plant and equipment	91	80	70
United States [Member]
Segment Reporting Information [Line Items]
Revenue	365	303	329
Property, plant and equipment	6	8	9
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue	421	436	383
Property, plant and equipment	214	226	229
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	434	447	508
Property, plant and equipment	80	88	96
South Korea [Member]
Segment Reporting Information [Line Items]
Revenue	294	238	216
Property, plant and equipment	1
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	1,010	1,029	1,041
Property, plant and equipment	$ 361	$ 357	$ 352